Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities- Gimi MS Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Balance sheet
Current assets	$ 1,135,481	$ 1,413,504
Current liabilities	(484,920)	(555,340)
Golar Gimi | Variable Interest Entity
Balance sheet
Current assets	244,479	242,722
Non-current assets	1,634,528	1,643,366
Current liabilities	(106,036)	(112,743)
Non-current liabilities	$ (1,108,073)	$ (1,146,546)